Options and Warrants (Details) - Schedule of options outstanding - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Schedule of options outstanding [Abstract]
Shares, Outstanding, Beginning Balance	163,500
Exercise Price, Outstanding, Beginning	$ 4.97
Remaining Life, Outstanding, Beginning Balance
Shares, Granted		163,500
Exercise Price, Granted		$ 4.97
Remaining Life, Granted		2 years 11 months 19 days
Intrinsic Value, Granted
Shares, Expired/Cancelled
Exercise Price, Expired/Cancelled
Intrinsic Value, Expired/Cancelled
Shares, Exercised
Exercise Price, Exercised
Shares, Outstanding, Ending Balance		163,500
Exercise Price, Outstanding, Ending Balance		$ 4.97
Remaining Life, Outstanding, Ending Balance		2 years 11 months 19 days
Shares, Exercisable	163,500	163,500
Exercise Price, Exercisable	$ 4.97	$ 4.97
Remaining Life, Exercisable	2 years 9 months	2 years 11 months 19 days
Intrinsic Value, Exercisable